LEGAL PROCEEDINGS (Details Narrative) (USD $)	Jun. 30, 2010	Feb. 28, 2009
Commitments and Contingencies Disclosure [Abstract]
Total receivable from Lydia Carson	$ 253,000
Note receivable from Lydia Carson	315,000
Escrow held from note receivable	62,000
Note receivable from Morrow		77,000
Exposure from Northsight due to lawsuit		77,000
Offered settlement to plaintiff		$ 100,000